Contingent Liabilities and Provisions - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended
	May 31, 2026	Jul. 31, 2026
Campbell Settlement Agreement [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Losses on litigation settlements	$ 10
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities		$ 0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities		$ 400